Finance Costs	9 Months Ended
Sep. 30, 2020
Finance Costs [Abstract]
Finance Costs

6. FINANCE COSTS

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Interest Expense – Short-Term Borrowings and Long-Term Debt	103	97	288	317
Net (Discount) Premium on Redemption of Long-Term Debt (Note 18)	-	-	(25)	(64)
Interest Expense – Lease Liabilities (Note 19)	22	20	66	59
Unwinding of Discount on Decommissioning Liabilities (Note 22)	14	15	43	43
Other	6	6	19	21
	145	138	391	376